UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01444

DWS Value Equity Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  2/28

Date of reporting period:  11/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2011 (Unaudited)

DWS S&P 500 Plus Fund
	Shares	Value ($)
Common Stocks 93.0%
Consumer Discretionary 9.9%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	3,100	43,369
Johnson Controls, Inc. (a)	10,800	339,984

		383,353
Automobiles 0.4%
Ford Motor Co.* (a)	59,950	635,470
Harley-Davidson, Inc. (a)	3,800	139,726

		775,196
Distributors 0.1%
Genuine Parts Co. (a)	2,300	134,550
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	2,400	116,352
DeVry, Inc.	600	20,706
H&R Block, Inc.	3,704	58,264

		195,322
Hotels Restaurants & Leisure 1.9%
Carnival Corp. (Units)	6,900	229,080
Chipotle Mexican Grill, Inc.*	500	160,780
Darden Restaurants, Inc.	1,700	81,107
International Game Technology	3,400	58,004
Marriott International, Inc. "A" (a)	3,930	120,337
McDonald's Corp.	15,608	1,490,876
Starbucks Corp.	10,700	465,236
Starwood Hotels & Resorts Worldwide, Inc. (a)	3,100	147,808
Wyndham Worldwide Corp.	2,900	102,805
Wynn Resorts Ltd. (a)	1,100	132,616
Yum! Brands, Inc.	7,700	431,508

		3,420,157
Household Durables 0.2%
D.R. Horton, Inc.	5,600	66,696
Harman International Industries, Inc.	1,000	41,300
Leggett & Platt, Inc.	1,900	42,522
Lennar Corp. "A"	1,200	22,092
Newell Rubbermaid, Inc.	5,800	88,740
Pulte Group, Inc.* (a)	6,877	42,018
Whirlpool Corp.	1,100	53,966

		357,334
Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	5,200	999,908
Expedia, Inc.	3,100	86,227
Netflix, Inc.*	700	45,171
Priceline.com, Inc.*	800	388,712

		1,520,018
Leisure Equipment & Products 0.1%
Hasbro, Inc.	2,300	82,363
Mattel, Inc. (a)	5,800	167,098

		249,461
Media 3.0%
Cablevision Systems Corp. (New York Group) "A"	2,000	30,000
CBS Corp. "B" (a)	9,600	249,984
Comcast Corp. "A"	43,200	979,344
DIRECTV "A"* (a)	12,500	590,250
Discovery Communications, Inc. "A"* (a)	4,500	188,910
Gannett Co., Inc.	2,217	24,077
Interpublic Group of Companies, Inc.	6,300	59,094
McGraw-Hill Companies, Inc. (a)	4,500	192,150
News Corp. "A" (a)	35,500	619,120
Omnicom Group, Inc.	4,200	181,314
Scripps Networks Interactive "A"	1,700	67,694
Time Warner Cable, Inc. (a)	5,376	325,140
Time Warner, Inc. (a)	14,366	500,224
Viacom, Inc. "B"	9,100	407,316
Walt Disney Co. (a)	28,900	1,036,065
Washington Post Co. "B"	100	35,891

		5,486,573
Multiline Retail 0.7%
Big Lots, Inc.*	800	32,088
Family Dollar Stores, Inc.	2,000	118,840
JC Penney Co., Inc. (a)	1,500	48,060
Kohl's Corp. (a)	3,800	204,440
Macy's, Inc.	6,200	200,446
Nordstrom, Inc.	2,000	90,560
Sears Holdings Corp.* (a)	500	30,165
Target Corp.	10,000	527,000

		1,251,599
Specialty Retail 1.8%
Abercrombie & Fitch Co. "A"	1,000	47,910
AutoNation, Inc.*	600	21,666
AutoZone, Inc.*	500	164,190
Bed Bath & Beyond, Inc.* (a)	3,800	229,938
Best Buy Co., Inc. (a)	4,800	130,032
CarMax, Inc.* (a)	3,600	103,536
GameStop Corp. "A"* (a)	3,100	71,672
Home Depot, Inc. (a)	23,200	909,904
Limited Brands, Inc.	3,500	148,155
Lowe's Companies, Inc.	17,900	429,779
O'Reilly Automotive, Inc.*	2,000	154,480
Ross Stores, Inc.	1,400	124,726
Staples, Inc. (a)	10,100	145,541
The Gap, Inc. (a)	6,100	114,009
Tiffany & Co. (a)	1,600	107,264
TJX Companies, Inc.	6,100	376,370
Urban Outfitters, Inc.*	3,000	80,940

		3,360,112
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	4,100	256,619
NIKE, Inc. "B"	6,018	578,811
Ralph Lauren Corp. (a)	1,100	156,046
VF Corp.	1,400	194,166

		1,185,642
Consumer Staples 10.6%
Beverages 2.4%
Beam, Inc.	2,400	126,048
Brown-Forman Corp. "B"	1,500	119,715
Coca-Cola Co. (a)	35,039	2,355,672
Coca-Cola Enterprises, Inc.	5,100	133,212
Constellation Brands, Inc. "A"*	2,700	52,569
Dr. Pepper Snapple Group, Inc.	3,400	124,202
Molson Coors Brewing Co. "B"	2,500	101,475
PepsiCo, Inc.	23,827	1,524,928

		4,537,821
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	6,400	545,920
CVS Caremark Corp. (a)	21,400	831,176
Kroger Co.	7,400	171,532
Safeway, Inc. (a)	5,544	110,880
SUPERVALU, Inc.	1,900	13,965
Sysco Corp. (a)	9,300	265,422
Wal-Mart Stores, Inc.	27,288	1,607,263
Walgreen Co. (a)	14,400	485,568
Whole Foods Market, Inc.	2,500	170,250

		4,201,976
Food Products 1.8%
Archer-Daniels-Midland Co.	9,900	298,188
Campbell Soup Co.	2,400	78,240
ConAgra Foods, Inc.	6,200	156,612
Dean Foods Co.*	2,400	24,384
General Mills, Inc.	9,668	386,237
H.J. Heinz Co.	4,900	257,985
Hormel Foods Corp.	2,800	84,308
Kellogg Co.	4,000	196,640
Kraft Foods, Inc. "A"	27,319	987,582
McCormick & Co., Inc.	2,000	97,400
Mead Johnson Nutrition Co.	2,800	211,008
Sara Lee Corp.	6,500	123,240
The Hershey Co. (a)	2,600	149,968
The JM Smucker Co.	1,900	144,362
Tyson Foods, Inc. "A"	5,300	106,742

		3,302,896
Household Products 2.1%
Clorox Co. (a)	2,200	142,912
Colgate-Palmolive Co.	7,400	677,100
Kimberly-Clark Corp. (a)	5,306	379,220
Procter & Gamble Co.	41,787	2,698,186

		3,897,418
Personal Products 0.2%
Avon Products, Inc.	6,000	102,000
Estee Lauder Companies, Inc. "A" (a)	1,700	200,566

		302,566
Tobacco 1.8%
Altria Group, Inc.	31,003	889,476
Lorillard, Inc.	2,200	245,564
Philip Morris International, Inc.	26,403	2,012,965
Reynolds American, Inc. (a)	5,200	217,672

		3,365,677
Energy 11.6%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	6,521	356,112
Cameron International Corp.*	3,600	194,364
Diamond Offshore Drilling, Inc.	1,200	72,180
FMC Technologies, Inc.* (a)	3,200	167,552
Halliburton Co.	14,200	522,560
Helmerich & Payne, Inc.	1,900	108,224
Nabors Industries Ltd.*	3,300	59,202
National Oilwell Varco, Inc.	6,700	480,390
Noble Corp.*	4,000	138,120
Rowan Companies, Inc.*	2,900	98,339
Schlumberger Ltd. (a)	19,439	1,464,340

		3,661,383
Oil, Gas & Consumable Fuels 9.6%
Alpha Natural Resources, Inc.*	4,527	108,648
Anadarko Petroleum Corp.	6,882	559,300
Apache Corp.	5,286	525,640
Cabot Oil & Gas Corp.	1,800	159,462
Chesapeake Energy Corp.	10,689	270,859
Chevron Corp. (a)	29,700	3,053,754
ConocoPhillips (a)	20,377	1,453,288
CONSOL Energy, Inc.	3,200	133,248
Denbury Resources, Inc.*	8,100	136,890
Devon Energy Corp.	6,392	418,420
El Paso Corp.	12,200	305,122
EOG Resources, Inc.	4,300	446,082
EQT Corp.	2,100	130,221
Exxon Mobil Corp.	73,339	5,899,389
Hess Corp.	3,600	216,792
Marathon Oil Corp.	11,208	313,376
Marathon Petroleum Corp.	5,604	187,117
Murphy Oil Corp.	2,800	156,576
Newfield Exploration Co.*	1,700	77,860
Noble Energy, Inc.	2,800	275,492
Occidental Petroleum Corp.	11,800	1,167,020
Peabody Energy Corp.	4,100	160,843
Pioneer Natural Resources Co. (a)	1,900	179,626
QEP Resources, Inc.	2,100	68,565
Range Resources Corp.	2,700	193,617
Southwestern Energy Co.*	5,700	216,885
Spectra Energy Corp. (a)	9,300	273,606
Sunoco, Inc.	2,000	77,620
Tesoro Corp.*	3,000	71,670
Valero Energy Corp.	8,800	195,976
Williams Companies, Inc.	8,700	280,836

		17,713,800
Financials 12.5%
Capital Markets 1.8%
Ameriprise Financial, Inc.	3,816	175,192
Bank of New York Mellon Corp.	16,652	324,048
BlackRock, Inc.	1,500	258,060
Charles Schwab Corp. (a)	16,700	199,732
E*TRADE Financial Corp.*	2,150	19,737
Federated Investors, Inc. "B"	900	14,283
Franklin Resources, Inc. (a)	2,200	221,804
Invesco Ltd.	6,600	133,650
Legg Mason, Inc.	2,500	66,325
Morgan Stanley	25,816	381,819
Northern Trust Corp.	3,800	142,994
State Street Corp.	8,100	321,165
T. Rowe Price Group, Inc. (a)	4,600	261,096
The Goldman Sachs Group, Inc.	7,870	754,418

		3,274,323
Commercial Banks 2.3%
BB&T Corp. (a)	10,500	243,285
Comerica, Inc.	3,000	75,660
Fifth Third Bancorp.	16,000	193,440
First Horizon National Corp.	3,193	24,586
Huntington Bancshares, Inc.	10,900	57,225
KeyCorp	12,600	91,854
M&T Bank Corp. (a)	1,200	87,576
PNC Financial Services Group, Inc.	8,346	452,437
Regions Financial Corp.	19,500	80,145
SunTrust Banks, Inc.	8,400	152,292
U.S. Bancorp.	29,400	762,048
Wells Fargo & Co.	79,565	2,057,551
Zions Bancorp.	2,400	38,616

		4,316,715
Consumer Finance 0.8%
American Express Co. (a)	16,400	787,856
Capital One Financial Corp. (a)	7,200	321,552
Discover Financial Services	7,701	183,438
SLM Corp.	7,900	101,752

		1,394,598
Diversified Financial Services 2.5%
Bank of America Corp.	152,226	828,109
Citigroup, Inc.	42,935	1,179,854
CME Group, Inc. "A"	1,100	274,208
IntercontinentalExchange, Inc.* (a)	1,000	121,720
JPMorgan Chase & Co.	58,444	1,810,011
Leucadia National Corp.	3,800	88,996
Moody's Corp. (a)	3,100	107,601
NYSE Euronext	3,700	105,672
The NASDAQ OMX Group, Inc.*	2,900	76,125

		4,592,296
Insurance 3.4%
ACE Ltd.	4,900	340,697
Aflac, Inc.	7,400	321,456
Allstate Corp.	8,697	232,993
American International Group, Inc.* (a)	6,996	163,077
Aon Corp. (a)	5,300	243,641
Assurant, Inc.	1,700	66,708
Berkshire Hathaway, Inc. "B"*	25,776	2,030,118
Chubb Corp. (a)	3,500	236,040
Cincinnati Financial Corp.	2,420	71,753
Genworth Financial, Inc. "A"*	7,000	46,130
Hartford Financial Services Group, Inc.	6,100	108,336
Lincoln National Corp.	5,000	100,900
Loews Corp.	4,700	180,621
Marsh & McLennan Companies, Inc.	8,900	268,691
MetLife, Inc.	16,719	526,314
Principal Financial Group, Inc.	5,068	122,291
Progressive Corp.	10,800	203,688
Prudential Financial, Inc.	8,107	410,538
The Travelers Companies, Inc.	6,500	365,625
Torchmark Corp.	1,800	76,662
Unum Group	4,100	92,291
XL Group PLC	5,400	111,348

		6,319,918
Real Estate Investment Trusts 1.6%
Apartment Investment & Management Co. "A" (REIT)	1,170	25,483
AvalonBay Communities, Inc. (REIT) (a)	1,315	164,178
Boston Properties, Inc. (REIT) (a)	1,900	181,222
Equity Residential (REIT) (a)	4,200	231,798
HCP, Inc. (REIT) (a)	7,300	282,145
Health Care REIT, Inc. (REIT) (a)	2,300	115,391
Host Hotels & Resorts, Inc. (REIT) (a)	9,424	133,349
Kimco Realty Corp. (REIT)	4,800	75,696
Plum Creek Timber Co., Inc. (REIT) (a)	3,000	110,520
ProLogis, Inc. (REIT)	7,110	197,800
Public Storage (REIT)	2,200	290,180
Simon Property Group, Inc. (REIT)	4,487	557,913
Ventas, Inc. (REIT) (a)	4,500	237,420
Vornado Realty Trust (REIT)	2,738	203,844
Weyerhaeuser Co. (REIT)	7,573	127,151

		2,934,090
Real Estate Management & Development 0.1%
CBRE Group, Inc.*	5,700	95,817
Thrifts & Mortgage Finance 0.0%
Hudson City Bancorp., Inc.	6,800	38,012
People's United Financial, Inc.	4,300	53,535

		91,547
Health Care 10.9%
Biotechnology 1.1%
Amgen, Inc. (a)	13,100	758,621
Biogen Idec, Inc.*	3,600	413,820
Celgene Corp.*	6,700	422,636
Gilead Sciences, Inc.*	11,100	442,335

		2,037,412
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	8,707	449,804
Becton, Dickinson & Co.	3,600	265,608
Boston Scientific Corp.*	23,800	140,420
C.R. Bard, Inc.	1,300	113,347
CareFusion Corp.*	3,150	78,057
Covidien PLC	8,000	364,400
DENTSPLY International, Inc.	2,900	104,719
Edwards Lifesciences Corp.*	1,800	118,854
Intuitive Surgical, Inc.*	600	260,526
Medtronic, Inc. (a)	16,600	604,738
St. Jude Medical, Inc.	5,400	207,576
Stryker Corp. (a)	5,100	249,033
Varian Medical Systems, Inc.*	1,700	105,791
Zimmer Holdings, Inc.*	2,700	136,485

		3,199,358
Health Care Providers & Services 2.0%
Aetna, Inc.	5,900	246,738
AmerisourceBergen Corp. (a)	3,900	144,885
Cardinal Health, Inc.	5,000	212,300
CIGNA Corp.	3,800	168,074
Coventry Health Care, Inc.*	2,900	92,626
DaVita, Inc.*	1,700	129,506
Express Scripts, Inc.* (a)	8,000	365,200
Humana, Inc.	2,400	212,832
Laboratory Corp. of America Holdings* (a)	1,272	109,036
McKesson Corp.	4,100	333,371
Medco Health Solutions, Inc.*	4,800	272,016
Patterson Companies, Inc.	1,300	39,221
Quest Diagnostics, Inc.	2,100	123,186
Tenet Healthcare Corp.*	11,000	51,150
UnitedHealth Group, Inc.	16,424	800,998
WellPoint, Inc. (a)	5,800	409,190

		3,710,329
Health Care Technology 0.1%
Cerner Corp.* (a)	2,000	121,960
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.*	6,200	232,500
Life Technologies Corp.*	2,862	110,845
PerkinElmer, Inc.	1,700	32,164
Thermo Fisher Scientific, Inc.*	6,200	292,950
Waters Corp.*	1,500	120,000

		788,459
Pharmaceuticals 5.6%
Abbott Laboratories	23,804	1,298,508
Allergan, Inc.	4,600	385,112
Bristol-Myers Squibb Co.	25,224	825,329
Eli Lilly & Co. (a)	15,600	590,460
Forest Laboratories, Inc.*	4,800	143,808
Hospira, Inc.*	2,800	78,932
Johnson & Johnson (a)	41,508	2,686,398
Merck & Co., Inc. (a)	46,007	1,644,750
Mylan, Inc.*	5,000	97,650
Pfizer, Inc.	117,090	2,349,997
Watson Pharmaceuticals, Inc.*	1,700	109,854

		10,210,798
Industrials 10.0%
Aerospace & Defense 2.4%
Boeing Co.	11,307	776,678
General Dynamics Corp.	5,731	378,590
Goodrich Corp.	2,000	244,020
Honeywell International, Inc.	12,100	655,215
L-3 Communications Holdings, Inc.	1,600	106,080
Lockheed Martin Corp. (a)	3,330	260,240
Northrop Grumman Corp. (a)	2,900	165,503
Precision Castparts Corp.	2,300	378,925
Raytheon Co.	4,992	227,485
Rockwell Collins, Inc. (a)	2,100	115,290
Textron, Inc.	4,200	81,606
United Technologies Corp. (a)	13,904	1,065,046

		4,454,678
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	2,400	164,424
Expeditors International of Washington, Inc.	3,100	134,881
FedEx Corp.	4,600	382,168
United Parcel Service, Inc. "B"	14,113	1,012,608

		1,694,081
Airlines 0.1%
Southwest Airlines Co.	11,700	98,046
Building Products 0.0%
Masco Corp.	4,700	45,026
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	2,400	62,904
Cintas	2,400	72,960
Iron Mountain, Inc. (a)	3,600	109,332
Pitney Bowes, Inc.	3,300	61,479
R.R. Donnelley & Sons Co.	2,400	36,048
Republic Services, Inc.	4,600	126,270
Stericycle, Inc.*	1,400	113,428
Waste Management, Inc. (a)	7,300	228,490

		810,911
Construction & Engineering 0.2%
Fluor Corp.	2,700	148,014
Jacobs Engineering Group, Inc.*	1,600	66,464
Quanta Services, Inc.*	3,400	70,006

		284,484
Electrical Equipment 0.5%
Cooper Industries PLC	2,700	149,931
Emerson Electric Co.	11,600	606,100
Rockwell Automation, Inc.	2,100	157,563
Roper Industries, Inc.	1,100	93,709

		1,007,303
Industrial Conglomerates 2.3%
3M Co. (a)	10,799	875,151
Danaher Corp. (a)	8,958	433,388
General Electric Co.	166,413	2,647,631
Tyco International Ltd.	6,000	287,760

		4,243,930
Machinery 2.0%
Caterpillar, Inc. (a)	9,100	890,708
Cummins, Inc.	3,220	310,183
Deere & Co.	6,600	523,050
Dover Corp. (a)	2,800	153,916
Eaton Corp.	5,600	251,496
Flowserve Corp.	700	71,939
Illinois Tool Works, Inc.	7,500	340,800
Ingersoll-Rand PLC (a)	5,100	168,912
Joy Global, Inc.	1,600	146,048
PACCAR, Inc.	5,600	227,192
Pall Corp.	700	38,143
Parker Hannifin Corp.	2,400	198,672
Snap-on, Inc.	600	30,780
Stanley Black & Decker, Inc.	2,592	169,594
Xylem, Inc.	3,000	71,700

		3,593,133
Professional Services 0.1%
Dun & Bradstreet Corp.	500	34,935
Equifax, Inc.	1,400	52,010
Robert Half International, Inc.	2,100	55,629

		142,574
Road & Rail 0.9%
CSX Corp.	17,700	384,267
Norfolk Southern Corp.	5,500	415,470
Ryder System, Inc.	1,000	52,280
Union Pacific Corp.	7,542	779,918

		1,631,935
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	3,800	158,270
W.W. Grainger, Inc. (a)	900	168,210

		326,480
Information Technology 17.8%
Communications Equipment 2.0%
Cisco Systems, Inc.	82,452	1,536,905
F5 Networks, Inc.*	1,200	135,636
Harris Corp.	1,900	67,640
JDS Uniphase Corp.*	4,500	49,410
Juniper Networks, Inc.*	8,300	188,493
Motorola Mobility Holdings, Inc.*	4,725	184,275
Motorola Solutions, Inc.	3,500	163,345
QUALCOMM, Inc.	24,728	1,355,095
Tellabs, Inc.	6,500	25,805

		3,706,604
Computers & Peripherals 4.2%
Apple, Inc.*	13,938	5,327,104
Dell, Inc.*	21,400	337,264
EMC Corp.* (a)	32,200	740,922
Hewlett-Packard Co.	30,196	843,978
Lexmark International, Inc. "A"	1,600	53,536
NetApp, Inc.*	5,400	198,882
SanDisk Corp.*	3,200	157,792
Western Digital Corp.*	4,000	116,280

		7,775,758
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A" (a)	2,400	108,792
Corning, Inc.	21,000	278,670
FLIR Systems, Inc.	2,700	72,522
Jabil Circuit, Inc.	1,800	36,486
Molex, Inc. (a)	1,900	47,386
TE Connectivity Ltd.	6,800	215,628

		759,484
Internet Software & Services 1.7%
Akamai Technologies, Inc.*	2,700	78,057
eBay, Inc.*	15,900	470,481
Google, Inc. "A"*	3,649	2,187,174
Monster Worldwide, Inc.*	800	5,848
VeriSign, Inc.	2,400	80,592
Yahoo!, Inc.* (a)	19,700	309,487

		3,131,639
IT Services 3.7%
Accenture PLC "A"	10,200	590,886
Automatic Data Processing, Inc. (a)	6,300	321,867
Cognizant Technology Solutions Corp. "A"*	4,600	309,810
Computer Sciences Corp.	2,600	63,518
Fidelity National Information Services, Inc.	4,000	96,360
Fiserv, Inc.*	2,200	126,852
International Business Machines Corp. (a)	18,013	3,386,444
MasterCard, Inc. "A"	1,500	561,825
Paychex, Inc. (a)	5,600	163,016
SAIC, Inc.*	3,500	42,175
Teradata Corp.*	2,400	130,152
Total System Services, Inc.	1,693	33,928
Visa, Inc. "A" (a)	7,200	698,184
Western Union Co.	9,200	160,448

		6,685,465
Office Electronics 0.1%
Xerox Corp.	20,748	169,096
Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.*	6,700	38,123
Altera Corp.	5,800	218,486
Analog Devices, Inc.	2,900	101,094
Applied Materials, Inc.	18,200	196,196
Broadcom Corp. "A"*	6,900	209,380
First Solar, Inc.*	800	38,288
Intel Corp. (a)	78,894	1,965,250
KLA-Tencor Corp. (a)	2,800	129,080
Linear Technology Corp.	3,200	98,016
LSI Corp.*	5,500	30,910
MEMC Electronic Materials, Inc.*	5,000	20,850
Microchip Technology, Inc. (a)	2,700	94,257
Micron Technology, Inc.*	15,200	91,048
Novellus Systems, Inc.*	1,700	58,854
NVIDIA Corp.*	8,400	131,292
Teradyne, Inc.*	1,800	24,228
Texas Instruments, Inc. (a)	17,300	520,730
Xilinx, Inc. (a)	3,800	124,298

		4,090,380
Software 3.5%
Adobe Systems, Inc.* (a)	7,200	197,424
Autodesk, Inc.*	2,900	98,803
BMC Software, Inc.*	2,600	92,716
CA, Inc.	6,200	131,440
Citrix Systems, Inc.*	3,100	221,309
Compuware Corp.*	2,400	19,824
Electronic Arts, Inc.*	5,200	120,588
Intuit, Inc.	4,900	260,876
Microsoft Corp.	112,970	2,889,772
Oracle Corp.	58,599	1,837,079
Red Hat, Inc.* (a)	2,900	145,232
Salesforce.com, Inc.* (a)	2,300	272,366
Symantec Corp.*	11,100	181,485

		6,468,914
Materials 3.4%
Chemicals 2.1%
Air Products & Chemicals, Inc.	3,200	268,000
Airgas, Inc.	1,200	92,340
CF Industries Holdings, Inc.	1,000	139,800
Dow Chemical Co.	16,800	465,528
E.I. du Pont de Nemours & Co.	14,087	672,232
Eastman Chemical Co.	2,400	95,088
Ecolab, Inc. (a)	4,000	228,080
FMC Corp.	900	75,528
International Flavors & Fragrances, Inc.	900	48,834
Monsanto Co.	8,600	631,670
PPG Industries, Inc.	2,500	219,375
Praxair, Inc. (a)	4,500	459,000
Sigma-Aldrich Corp.	2,200	142,582
The Mosaic Co.	4,300	226,868
The Sherwin-Williams Co. (a)	1,300	112,879

		3,877,804
Construction Materials 0.1%
Vulcan Materials Co. (a)	2,000	64,880
Containers & Packaging 0.1%
Ball Corp.	3,000	105,330
Bemis Co., Inc.	2,300	67,827
Owens-Illinois, Inc.*	2,100	41,013
Sealed Air Corp.	1,800	31,716

		245,886
Metals & Mining 0.9%
AK Steel Holding Corp.	800	6,768
Alcoa, Inc.	11,200	112,224
Allegheny Technologies, Inc.	2,200	110,484
Cliffs Natural Resources, Inc. (a)	2,400	162,744
Freeport-McMoRan Copper & Gold, Inc.	13,132	520,027
Newmont Mining Corp. (a)	7,500	516,600
Nucor Corp. (a)	4,500	177,435
Titanium Metals Corp.	700	10,906
United States Steel Corp. (a)	2,363	64,510

		1,681,698
Paper & Forest Products 0.2%
International Paper Co.	6,300	178,920
MeadWestvaco Corp.	3,500	104,475

		283,395
Telecommunication Services 2.8%
Diversified Telecommunication Services 2.5%
AT&T, Inc. (a)	89,896	2,605,186
CenturyLink, Inc. (a)	8,239	309,127
Frontier Communications Corp. (a)	15,875	90,805
Verizon Communications, Inc. (a)	42,658	1,609,487
Windstream Corp. (a)	8,100	95,256

		4,709,861
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	6,400	377,600
MetroPCS Communications, Inc.*	2,500	20,950
Sprint Nextel Corp.* (a)	41,200	111,240

		509,790
Utilities 3.5%
Electric Utilities 2.0%
American Electric Power Co., Inc.	7,592	301,250
Duke Energy Corp. (a)	19,300	402,405
Edison International	4,900	192,619
Entergy Corp. (a)	2,895	203,692
Exelon Corp. (a)	10,400	460,824
FirstEnergy Corp.	6,704	298,127
NextEra Energy, Inc.	6,754	374,442
Northeast Utilities	3,000	103,830
Pepco Holdings, Inc.	3,700	73,186
Pinnacle West Capital Corp.	1,900	90,079
PPL Corp. (a)	9,300	279,186
Progress Energy, Inc.	4,500	244,710
Southern Co.	13,653	599,503

		3,623,853
Gas Utilities 0.0%
Nicor, Inc.	500	28,060
ONEOK, Inc.	200	16,632

		44,692
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	10,800	130,464
Constellation Energy Group, Inc.	2,700	108,432
NRG Energy, Inc.*	5,300	104,304

		343,200
Multi-Utilities 1.3%
Ameren Corp.	3,200	108,192
CenterPoint Energy, Inc.	6,600	131,340
CMS Energy Corp.	2,300	48,116
Consolidated Edison, Inc.	4,400	261,448
Dominion Resources, Inc.	9,100	469,742
DTE Energy Co.	2,700	142,155
Integrys Energy Group, Inc.	1,400	72,086
NiSource, Inc.	4,600	105,386
PG&E Corp.	6,500	252,460
Public Service Enterprise Group, Inc.	8,100	266,814
SCANA Corp.	1,700	74,154
Sempra Energy	3,400	180,846
TECO Energy, Inc.	1,900	35,682
Wisconsin Energy Corp.	3,900	129,402
Xcel Energy, Inc.	7,500	197,175

		2,474,998

Total Common Stocks (Cost $132,525,360)		171,370,452
Securities Lending Collateral 24.8%
Daily Assets Fund Institutional, 0.2% (b) (c) (Cost $45,790,330)	45,790,330	45,790,330
Cash Equivalents 3.0%
Central Cash Management Fund, 0.13% (b) (Cost $5,599,413)	5,599,413	5,599,413

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $183,915,103) †	120.8	222,760,195
Other Assets and Liabilities, Net (a)	(20.8)	(38,365,847)

Net Assets	100.0	184,394,348

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $188,639,526.  At November 30, 2011, net unrealized appreciation for all securities based on tax cost was $34,120,669.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,777,266 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,656,597.

(a)
All or a portion of these securities were on loan amounting to $46,633,720. In addition, included in other assets and liabilities, net is a pending sale, amounting to $136,416 that is also on loan. The value of all securities loaned at November 30, 2011 amounted to $46,770,136 which is 25.4% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At November 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	12/15/2011	10	1,199,791	22,127
Federal Republic of Germany Euro-Bund	EUR	12/8/2011	195	35,063,705	(722,373)
S&P 500 E-Mini Index	USD	12/16/2011	92	5,731,600	201,921
S&P 500 Index	USD	12/15/2011	24	7,476,000	484,403
United Kingdom Long Gilt Bond	GBP	3/28/2012	159	28,313,165	(187,378)
Total net unrealized depreciation					(201,300)

At November 30, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	3/21/2012	155	20,062,846	37,430
10 Year Japanese Government Bond	JPY	12/9/2011	10	18,278,752	96,025
10 Year U.S. Treasury Note	USD	3/21/2012	217	28,067,594	155,535
Total unrealized appreciation					288,990

As of November 30, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	6,124,295	SEK	41,640,000	12/20/2011	31,622	UBS AG
USD	12,934,066	NOK	75,030,000	12/20/2011	67,992	UBS AG
USD	13,211,686	EUR	9,870,000	12/20/2011	68,490	UBS AG
USD	676,524	JPY	52,570,000	12/20/2011	1,513	UBS AG
USD	1,095,707	NZD	1,450,000	12/20/2011	29,075	UBS AG
USD	11,194,012	AUD	11,180,000	12/20/2011	235,335	UBS AG
USD	3,174,859	CHF	2,920,000	12/20/2011	32,818	UBS AG
EUR	16,030,000	USD	21,672,560	12/20/2011	104,048	UBS AG
JPY	201,800,000	USD	2,623,846	12/20/2011	21,069	UBS AG
Total unrealized appreciation					591,962

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

NZD	9,130,000	USD	6,960,246	12/20/2011	(122,003)	UBS AG
CHF	2,850,000	USD	3,105,813	12/20/2011	(24,967)	UBS AG
GBP	10,340,000	USD	16,215,077	12/20/2011	(18,162)	UBS AG
SEK	58,430,000	USD	8,429,657	12/20/2011	(208,437)	UBS AG
CAD	6,010,000	USD	5,839,455	12/20/2011	(50,686)	UBS AG
NOK	63,860,000	USD	10,885,889	12/20/2011	(180,503)	UBS AG
Total unrealized depreciation					(604,758)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$171,370,452	$—	$—	$171,370,452
Short-Term Investments(d)	51,389,743	—	—	51,389,743
Derivatives(e)	997,441	591,962	—	1,589,403
Total	$223,757,636	$591,962	$—	$224,349,598
Liabilities
Derivatives(e)	$(909,751)	$(604,758)	$—	$(1,514,509)
Total	$(909,751)	$(604,758)	$—	$(1,514,509)

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$686,324	$—
Foreign Exchange Contracts	$—	$(12,796)
Interest Rate Contracts	$(598,634)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS S&P 500 Plus Fund, a series of DWS Value Equity Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 20, 2012